CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities:
Net income	$ 691	$ 610
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	332	364
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	282	323
Loss on disposal of assets	1	0
Undistributed income of unconsolidated subsidiaries	0	4
Other non-cash items	74	110
Changes in operating assets and liabilities:
Provisions	(66)	(56)
Deferred income taxes	42	(78)
Trade and financing receivables related to sales, net	(902)	(229)
Inventories, net	(1,032)	(765)
Trade payables	253	586
Other assets and liabilities	(178)	(142)
Net cash provided by (used in) operating activities	(503)	727
Investing activities:
Additions to retail receivables	(1,987)	(1,999)
Collections of retail receivables	2,314	2,151
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2	1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(182)	(161)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(625)	(591)
Other	8	209
Net cash used in investing activities	(470)	(390)
Financing activities:
Proceeds from long-term debt	7,376	7,258
Payments of long-term debt	(7,413)	(8,847)
Net increase (decrease) in other financial liabilities	(105)	865
Dividends paid	(278)	(238)
Other	(45)	(134)
Net cash used in financing activities	(465)	(1,096)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(19)	(224)
Decrease in cash and cash equivalents and restricted cash	(1,457)	(983)
Cash and cash equivalents and restricted cash, beginning of year	5,803	6,200
Cash and cash equivalents and restricted cash, end of period	$ 4,346	$ 5,217